Loss per share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 CHF (SFr) SFr / shares shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Jun. 30, 2023 CHF (SFr) category SFr / shares shares	Jun. 30, 2022 CHF (SFr) category SFr / shares shares
Loss per share
Loss attributable to equity holders of the Company | SFr	SFr (2,675,152)	SFr (7,221,252)	SFr (5,082,321)	SFr (13,044,987)
Weighted average number of shares in issue | shares	72,188,376	37,467,005	66,731,134	37,891,408
Basic loss per share	SFr (0.04)	SFr (0.19)	SFr (0.08)	SFr (0.34)
Diluted loss per share	SFr (0.04)	SFr (0.19)	SFr (0.08)	SFr (0.34)
Number of categories of dilutive potential shares | category			4	4